	 			                  File No. 33-76894
                                 Filed Pursuant to Rule 497(e) under
                                          the Securities Act of 1933

                                                March 1, 2013

                         PIONEER EMERGING MARKETS FUND

      SUPPLEMENT TO THE APRIL 1, 2012 PROSPECTUS, AS IN EFFECT AND AS MAY
                          BE AMENDED FROM TIME TO TIME

FUND SUMMARY

The following replaces the information in the "Management" chart in the section entitled "Fund summary":

PORTFOLIO MANAGEMENT     Mauro Ratto, Head of Emerging Markets at Pioneer
                         (portfolio manager of the fund since March 2013), Marco Mencini, Head of European and Emerging
			 Markets Equity Research at Pioneer (portfolio manager of the fund since March 2013), and Andrea
                         Salvatori, Senior Equity Portfolio Manager
			 Pioneer (portfolio manager of the fund since
			 March 2013)

-----------------------------
MANAGEMENT

The following replaces the corresponding information the section entitled "Portfolio management":

PORTFOLIO MANAGEMENT

Day-to-day management of the fund's portfolio is the responsibility of Mauro Ratto, Marco Mencini and Andrea Salvatori. Mr. Ratto, Mr. Mencini and Mr. Salvatori are supported by a team of portfolio managers and analysts. Members of this team manage other Pioneer funds investing primarily in emerging market equity securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the firm's research teams, which provide fundamental and quantitative research on companies on a global basis and include members from Pioneer's affiliate, Pioneer Investment
Management Limited.

Mr.Ratto is Head of Emerging Markets at Pioneer. He joined Pioneer in 1998 and has served as a portfolio manager of the fund since March 2013.


Mr. Mencini is Head of European and Emerging Markets Equity Research at Pioneer. He joined Pioneer in 2001 and has served as a portfolio manager of the fund since March 2013.

Mr. Salvatori is a Senior Equity Portfolio Manager at Pioneer. He joined a predecessor organization to Pioneer in 1999 and has served as a portfolio manager of the fund since March 2013.

                                                                   26458-00-0313
                                         (C)2013 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC